Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital
Schedule of share repurchase activities

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2022	2021
Share repurchase activities (thousands of common shares)
Shares repurchased	116 908	83 959
Amounts charged to
Share capital	1 947	1 382
Retained earnings	3 188	922
Share repurchase cost	5 135	2 304
Average repurchase cost per share	43.92	27.45

Schedule of liability for share repurchases

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2022	2021
Amounts charged to
Share capital	136	120
Retained earnings	214	110
Liability for share purchase commitment	350	230